Share-based payments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) plan	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Share-based payments
Number of equity-settled share-based LTIPs operated | plan	2
Charge for equity-settled share-based payment plans	£ 20	£ 27	£ 18
Performance Shares and Restricted Shares
Share-based payments
Charge for equity-settled share-based payment plans	£ 20	£ 17	£ 9
Performance Shares
Share-based payments
Percentage of awards based on TSR	50.00%	50.00%	50.00%
Percentage of awards based on performance against certain strategic and financial measures over the vesting period	50.00%	50.00%	50.00%
Long-term incentive plans in Terminix and non-recurring retention award
Share-based payments
Charge for equity-settled share-based payment plans		£ 10	£ 9